BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2020
BIOLOGICAL ASSETS
BIOLOGICAL ASSETS

6. BIOLOGICAL ASSETS

The continuity of biological assets is as follows:

	December 31,	December 31,
	2020	2019
Balance, at beginning of the year	$2,935,144	$–
Acquired through combinations and acquisitions [Notes 1 & 4]	–	3,760,158
Changes in fair value less costs to sell due to biological transformation	48,690,657	10,108,105
Production costs capitalized	8,936,001	3,542,005
Transferred to inventory upon harvest	(48,491,951)	(14,475,124)
Balance, at end of the year	$12,069,851	$2,935,144

The fair value of biological assets is categorized within Level 3 on the fair value hierarchy. The inputs and assumptions used in determining the fair value of biological assets as of December 31, 2020 and December 31, 2019 include:

•	The average number of weeks in the growing cycles were 18 weeks from propagation to harvest;
•	The average harvest yields from each cannabis plant were 191 and 233, respectively, grams per plant;
•	The biological assets were on average 71% and 53%, respectively, complete;
•	The average selling price of dry cannabis was $5.05 and $5.00, respectively per gram; and
•	The average costs to complete the cannabis process post-harvest and the costs to sell were $0.85 and $1.54, respectively, per gram.

Significant unobservable assumptions used in the valuation of biological assets, including the sensitivities on changes in the key assumptions and their effect on the fair value of biological assets, are as follows:

	Weighted average input			Effect on fair value
	December 31,	December 31,		December 31,	December 31,
Significant inputs or assumptions	2020	2019	Sensitivity	2020	2019
Wholesale selling price of dry cannabis	$5.05	$5.00	Increase or decrease of 5%	$703,898	$209,858
Average yield per plant	191 Grams	233 Grams	Increase or decrease of 5%	666,417	157,663

The Corporation’s estimates are, by their nature, subject to change and differences from the anticipated yield will be reflected in the gain or loss on biological assets in future years.

During the years ended December 31, 2020 and 2019, the Corporation’s biological assets produced 10,896,631 and 3,360,263 grams of dried cannabis, respectively.